Significant Accounting Policies	9 Months Ended
Sep. 30, 2013
Notes To Unaudited Interim Condensed Consolidated Financial Statements
Significant Accounting Policies

2. Significant Accounting Policies:

A summary of the Company's significant accounting policies is identified in Note 2 of the Company's consolidated financial statements for the year ended December 31, 2012 included in the Company's Annual Report on Form 20-F. The same accounting policies have been followed in these unaudited interim consolidated condensed financial statements as were applied in the preparation of the Company's consolidated financial statements for the year end December 31, 2012.

Recent Accounting Pronouncements: There are no recent accounting pronouncements the adoption of which would have a material effect on the Company's unaudited interim consolidated condensed financial statements in the current period.